Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jun. 29, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000142731
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Small Cap Fund - Institutional Class
Account Value	$ 614,619	$ 663,409	$ 588,596	$ 616,457		$ 643,913	$ 386,571	$ 431,032		$ 387,177	$ 306,170	$ 248,618	$ 250,000
C000012946
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Small Cap Fund - Investors Class
Account Value	$ 24,090	26,053	23,164	24,310		25,440	15,301	17,099		15,388	12,196	9,922	10,000
C000136097
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga SMid Cap Fund - Institutional Class
Account Value	$ 667,741	668,552	558,253	622,324		635,571	386,857	421,312		378,483	288,198	236,038	250,000
C000136096
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga SMid Cap Fund - Investors Class
Account Value	$ 26,053	26,150	21,895	24,461		25,046	15,289	16,680		15,029	11,466	9,420	10,000
C000227602
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Mid Cap Fund - Institutional Class
Account Value	$ 241,000	241,500	206,250	233,250	$ 250,000
C000227603
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Mid Cap Fund - Investors Class
Account Value	$ 9,550	9,590	8,210	9,310	10,000
C000232594
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Discovery Fund - Institutional Class
Account Value	$ 370,233	372,745	375,759	449,102		524,799	236,257	269,333	$ 250,000
C000232593
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Discovery Fund - Investors Class
Account Value	$ 14,597	14,717	14,876	17,808		20,870	9,419	10,764	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 762,869	711,506	550,304	601,953		537,821	330,909	364,138		334,788	294,156	249,144	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	28,460	22,012	24,078		21,513	13,236	14,566		13,392	11,766	9,966	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 762,869	711,506	550,304	601,953		537,821	330,909	364,138		334,788	294,156	249,144	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	28,460	22,012	24,078		21,513	13,236	14,566		13,392	11,766	9,966	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 327,786	305,717	236,452	258,644	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,111	12,229	9,458	10,346	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 541,712	505,239	390,770	427,445		381,905	234,978	258,574	250,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 21,668	20,210	15,631	17,098		15,276	9,399	10,343	10,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 453,707	476,881	396,256	443,220		517,341	271,997	334,064		321,670	271,153	220,389	250,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 18,148	19,075	15,850	17,729		20,694	10,880	13,363		12,867	10,846	8,816	10,000
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 512,205	547,043	451,643	503,794		560,496	298,934	349,219		324,721	270,781	226,081	250,000
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 20,488	21,882	18,066	20,152		22,420	11,957	13,969		$ 12,989	$ 10,831	$ 9,043	$ 10,000
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 265,716	256,549	203,154	222,069	250,000
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 10,629	10,262	8,126	8,883	$ 10,000
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 292,183	310,615	269,087	328,087		440,434	197,430	252,976	249,999
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 11,687	$ 12,424	$ 10,763	$ 13,123		$ 17,617	$ 7,897	$ 10,119	$ 9,999